Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II

ADVANCEPIERRE FOODS HOLDINGS, INC.

Valuation and Qualifying Accounts

For the Fiscal Years Ended December 31, 2016, January 2, 2016 and January 3, 2015

(In thousands)

DESCRIPTION

Reserve deducted from related asset:

Reserves for excess and obsolete inventory:

	Balance at beginning of period	Charged to costs And Expenses	Charged To Other Accounts	Deductions net of Recoveries (a)	Balance at end of period
Fiscal year ended:
December 31, 2016	$4,450	$11,660	$—	$(10,250)	$5,860
January 2, 2016	$3,419	$12,107	$—	$(11,076)	$4,450
January 3, 2015	$4,417	$10,746	$—	$(11,744)	$3,419

(a)	primarily dispositions of distressed, expired and discontinued product and write-offs